OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES

NOTE 4 – OTHER PAYABLES

As of December 31, 2025 and 2024, the Company reported $80,589 and $98,536 as its other payables, respectively. The other payables mainly consist of payables for professional services, including audit, legal, and financial statement filing services.